S000066499 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
William Blair Small-Mid Cap Core Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	1.27%	12.04%	13.26%	(17.11%)	26.63%	20.60%